Derivatives and Hedging Instruments	12 Months Ended
Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Instruments	7. DERIVATIVES AND HEDGING INSTRUMENTS
Foreign Currency Hedging of Net Investments in Foreign Operations
We use foreign currency forward exchange rate contracts in qualifying hedging relationships to hedge the foreign currency exchange rate risk associated with certain of our net investments in foreign operations. As of December 31, 2020 and 2019, we had foreign currency forward exchange rate contracts in place which we had designated as hedges of our net investments in foreign operations.
The following table presents the gross notional amounts and estimated fair values recorded within other assets and liabilities related to our qualifying foreign currency forward exchange rate contracts as of December 31, 2020 and 2019:

	2020			2019
		Fair Value			Fair Value
	Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
Foreign currency forward - AUD	$73,852	$13	$5,060	$64,620	$52	$2,033
Foreign currency forward - EUR	217,168	205	8,889	112,284	246	1,635
Foreign currency forward - GBP	312,671	951	14,998	318,387	344	7,784
Total qualifying hedges	$603,691	$1,169	$28,947	$495,291	$642	$11,452

The following table presents the net gains and losses deferred in the cumulative translation adjustment ("CTA") account, which is a component of AOCI, in shareholders' equity, relating to our foreign currency forward exchange rate contracts for the years ended December 31, 2020, 2019 and 2018:

	Amount of Gains (Losses) Deferred in AOCI
	2020	2019	2018
Foreign currency forward - AUD	$(6,792)	$(722)	$3,438
Foreign currency forward - EUR	(15,026)	1,817	1,000
Foreign currency forward - GBP	(8,457)	(16,423)	—
Total qualifying hedges	$(30,275)	$(15,328)	$4,438
Non-derivative Hedging Instruments of Net Investments in Foreign Operations
From time to time, we may also use non-derivative instruments such as foreign currency denominated borrowings under our credit facilities to hedge certain of our net investments in foreign operations in designated qualifying non-derivative hedging arrangements. While there were no outstanding foreign currency denominated borrowings under our credit facilities as of December 31, 2020 and 2019, there was a net gain of $3.1 million deferred in the CTA account in AOCI relating to qualifying non-derivative hedging instruments for the year ended December 31, 2018
Derivatives Not Designated or Not Qualifying as Net Investments in Hedging Instruments
From time to time, we may also utilize foreign currency forward contracts as part of our overall foreign currency risk management strategy or to obtain exposure to a particular financial market, as well as for yield enhancement in non-qualifying hedging relationships. We may also utilize equity call option instruments or other derivatives either to obtain exposure to a particular equity instrument or for yield enhancement in non-qualifying hedging relationships.
Foreign Currency Forward Contracts
The following tables present the gross notional amounts and estimated fair values recorded within other assets and other liabilities related to our non-qualifying foreign currency forward exchange rate hedging relationships as of December 31, 2020 and 2019:

	December 31, 2020			December 31, 2019
		Fair Value			Fair Value
	Gross Notional Amount	Assets	Liabilities	Gross Notional Amount	Assets	Liabilities
Foreign currency forward - AUD	$28,848	$882	$2,847	$913	$839	$892
Foreign currency forward - CAD	64,224	10	1,764	66,266	10	1,482
Foreign currency forward - EUR	43,531	1,782	41	74,444	507	1,440
Foreign currency forward - GBP	2,731	161	404	11,940	13	292
Total non-qualifying hedges	$139,334	$2,835	$5,056	$153,563	$1,369	$4,106
The following table presents the amounts of the net gains and losses included in earnings related to our non-qualifying foreign currency forward exchange rate contracts during the years ended December 31, 2020, 2019, and 2018:

	Gains (losses) on non-qualifying hedges charged to earnings
	2020	2019	2018
Foreign currency forward - AUD	$(2,388)	$1,523	$4,958
Foreign currency forward - CAD	(879)	(2,079)	9,311
Foreign currency forward - EUR	1,871	1,759	2,296
Foreign currency forward - GBP	(1,558)	12,004	15,078
Net gains (losses) on non-qualifying hedges	$(2,954)	$13,207	$31,643
Investments in Call Options on Equities
During the years ended December 31, 2020, 2019, and 2018, we recorded unrealized gains (losses) of less than $(0.1) million, $0.5 million and $(9.4) million, respectively, in net earnings on the call options on equities that we had purchased in 2018 at a cost of $10.0 million. These call options on equities had a fair value of less than $0.1 million as of December 31, 2019 and expired without being exercised during the year ended December 31, 2020.
Forward Interest Rate Swaps
In 2019, we entered into a forward interest rate swap, with a notional amount of AUD$120.0 million, to partially mitigate the risk associated with declining interest rates until the completion of the Munich Re transaction which closed on July 1, 2020, as described in Note 4 - "Significant New Business".
During the year ended December 31, 2020, we recorded unrealized gains included within net earnings of $0.8 million on the forward interest rate swap. This forward interest rate swap was terminated on April 7, 2020, for an inception-to-date net realized gain of $0.5 million. The carrying value of the forward interest rate swap, recorded in other liabilities as of December 31, 2019, was $0.3 million.
Credit Default Swaps, Futures and Currency Forward Contracts
From time to time we may also utilize (i) credit default swaps to both hedge and replicate credit exposure, (ii) government bond futures contracts for interest rate management, and (iii) foreign currency forward contracts for currency hedging, to collectively manage credit and duration risk, as well as for yield enhancement on some of our fixed income portfolios.
The following table presents the gross notional amounts and estimated fair values recorded within other assets and other liabilities related to our credit default swaps, government bond futures contracts and currency forward contracts:

	December 31, 2020
		Fair Value
	Gross Notional Amount	Assets	Liabilities
Futures contracts - long positions	$34,502	$32	$5
Futures contracts - short positions	(32,316)	6	121
Currency forward contracts - long positions - USD	1,428	—	13
Currency forward contracts - short positions - USD	(3,233)	60	—
Currency forward contracts - long positions - GBP	1,278	19	—
Currency forward contracts - short positions - GBP	(4,418)	12	—
Total	$(2,759)	$129	$139
The following table presents the amounts of the net gains included in earnings related to our credit default swaps, government bond futures contracts and currency forward contracts:

2020
Credit default swaps	$181
Futures contracts	(127)
Currency forward contracts	572
Total net gains	$626
We did not utilize any credit default swaps, government bond futures contracts and currency forward contracts during the years ended December 31, 2019 and 2018.